Income Taxes (Details) - Schedule of Current and Deferred Income Tax Expense (Recovery) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax expense (recovery):
Current year	$ 2,679	$ (9,030)
Prior year	252	68
Total current tax	2,931	(8,962)
Deferred tax expense (recovery):
Current year	(4,703)	(8,446)
Prior year	1,371	(4)
Tax total	(3,332)	(8,450)
Total deferred tax	$ (401)	$ (17,412)